Stockholders' Equity and Stock Options - Summary of Stock Option Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning Balance | shares	38,928
Number of Shares, Granted | shares	4,750
Number of Shares, Exercised | shares	(117)
Number of Shares, Expired or forfeited | shares	(1,925)
Number of Shares Outstanding, Ending Balance | shares	41,636
Number of Shares Exercisable, Ending balance | shares	30,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 659
Weighted Average Exercise Price, Granted | $ / shares	896
Weighted Average Exercise Price, Exercised | $ / shares	409
Weighted Average Exercise Price, Expired or Forfeited | $ / shares	676
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	686
Weighted Average Exercise Price, Exercisable Outstanding, Ending Balance | $ / shares	$ 628
Weighted - Average Remaining Contractual Term Outstanding, Ending Balance	6 years 29 days
Weighted - Average Remaining Contractual Term Exercisable, Ending Balance	5 years 5 months 12 days
Strategic Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning Balance | shares	39,728
Number of Shares, Granted | shares	6,410
Number of Shares, Exercised | shares	(715)
Number of Shares, Expired or forfeited | shares	(4,085)
Number of Shares Outstanding, Ending Balance | shares	41,338
Number of Shares Exercisable, Ending balance | shares	21,608
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 572
Weighted Average Exercise Price, Granted | $ / shares	896
Weighted Average Exercise Price, Exercised | $ / shares	409
Weighted Average Exercise Price, Expired or Forfeited | $ / shares	767
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	606
Weighted Average Exercise Price, Exercisable Outstanding, Ending Balance | $ / shares	$ 412
Weighted - Average Remaining Contractual Term Outstanding, Ending Balance	4 years 9 months 14 days
Weighted - Average Remaining Contractual Term Exercisable, Ending Balance	2 years 1 month 24 days